Investment Portfolioas of April 30, 2024 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 12.9%
Entertainment 0.4%
ROBLOX Corp. "A"*	42,000	1,493,520
Interactive Media & Services 10.9%
Alphabet, Inc. "A"*	164,400	26,761,032
Meta Platforms, Inc. "A"	22,507	9,681,836
		36,442,868
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.	32,000	5,253,440
Consumer Discretionary 11.3%
Broadline Retail 7.2%
Amazon.com, Inc.*	137,660	24,090,500
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	51,200	2,127,872
Planet Fitness, Inc. "A"*	16,958	1,014,767
		3,142,639
Leisure Products 0.8%
YETI Holdings, Inc.*	70,458	2,516,760
Specialty Retail 1.3%
Home Depot, Inc.	12,650	4,227,883
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc.*	10,240	3,692,544
Consumer Staples 2.4%
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	10,850	7,843,465
Financials 10.5%
Capital Markets 1.7%
Intercontinental Exchange, Inc.	45,600	5,871,456
Financial Services 4.7%
Fiserv, Inc.*	15,891	2,426,079
Visa, Inc. "A"	49,000	13,161,890
		15,587,969
Insurance 4.1%
Progressive Corp.	65,500	13,640,375
Health Care 14.1%
Biotechnology 0.9%
Exact Sciences Corp.*	49,960	2,965,126

Health Care Equipment & Supplies 7.5%
Dexcom, Inc.*	80,100	10,203,939
Intuitive Surgical, Inc.*	18,200	6,745,284
iRhythm Technologies, Inc.*	23,550	2,580,609
Stryker Corp.	16,500	5,552,250
		25,082,082
Health Care Providers & Services 0.3%
agilon health, Inc.*	209,300	1,151,150
Health Care Technology 0.6%
Certara, Inc.*	56,928	974,038
Evolent Health, Inc. "A"*	36,000	998,640
		1,972,678
Life Sciences Tools & Services 3.3%
Stevanato Group SpA	85,024	2,384,073
Thermo Fisher Scientific, Inc.	15,200	8,644,544
		11,028,617
Pharmaceuticals 1.5%
Zoetis, Inc.	31,300	4,984,212
Industrials 5.2%
Aerospace & Defense 1.4%
Axon Enterprise, Inc.*	15,200	4,767,632
Building Products 0.9%
AZEK Co., Inc.*	62,600	2,857,064
Electrical Equipment 2.1%
AMETEK, Inc.	30,100	5,257,266
Vertiv Holdings Co.	20,000	1,860,000
		7,117,266
Professional Services 0.8%
Paylocity Holding Corp.*	6,958	1,079,603
TransUnion	22,000	1,606,000
		2,685,603
Information Technology 42.3%
Communications Equipment 0.6%
Arista Networks, Inc.*	7,600	1,949,856
IT Services 1.7%
Globant SA*	32,400	5,786,316
Semiconductors & Semiconductor Equipment 11.6%
Advanced Micro Devices, Inc.*	18,000	2,850,840
Applied Materials, Inc.	31,206	6,199,072
NVIDIA Corp.	34,600	29,895,092
		38,945,004
Software 21.0%
Confluent, Inc. "A"*	44,000	1,237,280
CyberArk Software Ltd.*	6,810	1,629,293
Datadog, Inc. "A"*	10,540	1,322,770
Doubleverify Holdings, Inc.*	52,301	1,532,419
Microsoft Corp.	100,300	39,049,798

PowerSchool Holdings, Inc. "A"*	100,000	1,732,000
Roper Technologies, Inc.	9,400	4,807,724
Salesforce, Inc.	16,600	4,464,404
ServiceNow, Inc.*	15,680	10,871,414
Sprout Social, Inc. "A"*	43,000	2,169,350
Workiva, Inc.*	15,761	1,241,967
		70,058,419
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	145,600	24,800,048
Real Estate 1.1%
Real Estate Management & Development 1.1%
CoStar Group, Inc.*	39,081	3,577,084
Total Common Stocks (Cost $111,224,164)		333,531,576

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $932,152)	932,152	932,152

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $112,156,316)	100.1	334,463,728
Other Assets and Liabilities, Net	(0.1)	(170,865)
Net Assets	100.0	334,292,863
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2024 are as follows:
Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.23% (a) (b)
—	0 (c)	—	—	—	902	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.35% (a)
1,201,096	30,499,507	30,768,451	—	—	100,701	—	932,152	932,152
1,201,096	30,499,507	30,768,451	—	—	101,603	—	932,152	932,152

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$333,531,576	$—	$—	$333,531,576
Short-Term Investments	932,152	—	—	932,152
Total	$334,463,728	$—	$—	$334,463,728

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH3
R-080548-2 (1/25)